SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - shares		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted average number of shares of common stock outstanding attributable to stockholders		1,200,608	[1]	528,776
Total weighted average number of shares of common stock related to outstanding options, excluded from the calculations of diluted loss per share ()	[2]	27,518		33,533

[1]	Adjusted to reflect one (1) for seven (7) reverse stock split in October 2023 (see note 1B).
[2]	The effect of the inclusion of option in 2023 and 2022 is anti-dilutive.